Capitalized Exploratory Well Costs - Changes In Capitalized Well Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in Capitalized Well Costs
Beginning balance	$ 36,000	$ 41,000	$ 48,000
Additions pending the determination of proved reserves	74,000	14,000	15,000
Divestitures and other	0	0	0
Reclassifications to proved properties	(40,000)	(19,000)	(22,000)
Charges to exploration expense	(34,000)	0	0
Ending balance	36,000	36,000	41,000
Exploratory well costs capitalized for a period greater than one year	$ 2,000	$ 32,000	$ 39,000